   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 18, 1998

                         Securities Act Registration No.  33--66080
                         Investment Company Act Registration No.  811-7874

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

                      POST-EFFECTIVE AMENDMENT NO. 9                  [ X ]

                                       and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     [ X ]
                                     OF 1940

                             AMENDMENT NO. 11                         [ X ]

                        THE ONE GROUP(R) INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                    (Address of Principal Executive Offices)

                                 (614) 249-7111
                         (Registrant's Telephone Number)

                              CHRISTOPHER A. CRAY
                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                    (Name and Address of Agent for Service)

                                   Copies To:

    Alan G. Priest, Esquire               Elizabeth Davin, Esquire
    Ropes & Gray                          Druen, Dietrich, Reynolds & Koogler
    One Franklin Square                   One Nationwide Plaza
    1301 K Street, N.W., Suite 800E       Columbus, Ohio  43216
    Washington, D.C.  20005

Approximate Date of Proposed Public Offering: Immediately upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

                  Immediately upon filing pursuant to paragraph (b)
           ----
            X     on January 14, 1999 pursuant to paragraph (b)
           ----
                  60 days after filing pursuant to paragraph (a)(1)
           ----
                  on (DATE) pursuant to paragraph (a)(1)
           ----
                  75 days after filing pursuant to paragraph (a)(2)
           ----
                  on (DATE) pursuant to paragraph (a)(2) of Rule 485.
           ----

If appropriate, check the following box:

            X      post-effective amendment designates a new effective date for
           ----    a previously filed post-effective amendment.

                         THE ONE GROUP(R) INVESTMENT TRUST

                              CROSS REFERENCE SHEET


Form N-1A Part A Item                                Prospectus Caption
---------------------                                ------------------

1.  Cover Page ..................................    Cover Page

2.  Synopsis ....................................    About the Funds

3.  Financial Highlights ........................    Not Applicable; New Funds

4.  General Description                              About the Funds, More About the
      of Registrant .............................    Funds, Details About the Funds' Investment Practices and Policies

5.  Management of the Fund ......................    About the Funds; More About the Funds; Organization & Management of the Funds;

6.  Capital Stock and Other .....................    More About the Funds
      Securities

7.  Purchase of Securities ......................    More About the Funds
      Being Offered


8.  Redemption or Repurchase ....................    More About the Funds


9.  Pending Legal Proceedings ...................    Inapplicable

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION
FORM N-1A PART B ITEM                                CAPTION
---------------------                                -------

10. Cover Page                                       Cover Page

11. Table of Contents                                Table of Contents

12. General Information and History                  The Trust; Additional Information -
                                                     Description of Shares

13. Investment Objective and Policies                Investment Objectives and Policies

14. Management of the Funds                          Management of the Trust

15. Control Persons and Principal                    Additional Information -

    Holders of Securities                            Miscellaneous

16. Investment Advisory and Other
      Services                                       Management of the Trust

17. Brokerage Allocation                             Management of the Trust - Portfolio
                                                     Transactions

18. Capital Stock and Other Securities               Valuation; Additional
                                                     Information Regarding the
                                                     Calculation of Per Share Net Asset Value;
                                                     Additional Purchase and
                                                     Redemption Information;
                                                     Additional Information

19. Purchase, Redemption and Pricing of              Valuation; Additional
Securities Being Offered                             Information Regarding the
                                                     Calculation Per Share Net Asset Value;
                                                     Additional Purchase and Redemption
                                                     Information; Management of the
                                                     Trust

20. Tax Status                                       Investment Objectives and Policies -
                                                     Additional Tax Information Concerning
                                                     All Funds


21. Underwriters                                     Not applicable

22. Calculation of Performance Data                  Additional Information - Calculation of
                                                     Performance Data

23. Financial Statements                             New Funds -- None Available


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

EXPLANATORY NOTE

     This post-effective amendment no. 9 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 33-66080) (the "Registration Statement") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 8 to the Registration Statement which was filed on October 7, 1998. Accordingly, Post-Effective Amendment No. 8 is incorporated in its entirety (including all documents incorporated by reference into Post-Effective Amendment No. 8) into this filing.

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Because The One Group Investment Trust Bond Fund, The One Group Investment Trust Value Growth Fund, The One Group Investment Trust Mid Cap Opportunities Fund, and The One Group Investment Trust Mid Cap Value Fund (the "Funds") are a series without assets or an operating history, there are no financial statements for the Funds.

              (b)    Exhibits
                     --------
                     (1)(a) Amended Declaration of Trust dated February 18,
                            1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (1)(b) Form of Amended Declaration of Trust dated
                            November 19, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (2) Registrant's Bylaws Dated July 8, 1993, are incorporated by reference to Registrant's registration statement on Form N-1A, filed on July 14, 1993.
                     (3)    None
                     (4)    None
                     (5)(a) Investment Advisory Agreement is incorporated by
                            reference to Pre-Effective Amendment No. 2 to the Registrant's registration statement on Form N-1A, filed on July 29, 1994.
                     (5)(b) Amended Appendix A to the Investment Advisory
                            Agreement, dated February 18, 1998, is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (5)(c) Form of Amended Appendix A to the Investment
                            Advisory Agreement dated November 19, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (6)    None
                     (7) Deferred Compensation Plan for Trustees of The One Group Investment Trust is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (8)(a) Custodian Agreement with State Street Bank and
                            Trust Company, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's registration statement on Form N-1A, filed on May 26, 1994.
                     (8)(b) Subcustodian Agreement for The One Group
                            Investment Trust between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant dated as of June 11, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (9)(a) Transfer and Dividend Disbursing Agent Agreement
                            between Registrant and Nationwide Investors
                            Services, Inc., is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's registration statement on Form N-1A, filed on May 26, 1994.
                     (9)(b) Amended Appendix A to the Transfer and Dividend
                            Disbursing Agent Agreement, dated February 18, 1998, is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (9)(c) Form of Amended Appendix A for the Transfer and
                            Dividend Disbursing Agent Agreement dated November 19, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (9)(d) Amended and Restated Fund Participation
                            Agreement among the Registrant, Nationwide Life and Annuity Insurance Company, and Nationwide Advisory Services, Inc. is dated as of May 20, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (9)(e) Form of Amended Appendix A to the Fund
                            Participation Agreement dated November 19, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (9)(f) Amended and Restated Administrative Services

                            Agreement between Registrant and Nationwide Advisory Services, Inc. dated August 19, 1998, is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (9)(g) Form of Amended and Restated Administrative
                            Services Agreement between Registrant and Nationwide Advisory Services, Inc. dated as of November 19, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (9)(h) Securities Lending Agreement for The One Group
                            Investment Trust between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. dated as of June 15, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (10) Opinion of Ropes & Gray is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.
                     (11)(a)Consent of Ropes & Gray is filed herewith.
                     (11)(b)Consent of PricewaterhouseCoopers LLP, Independent
                            Accountants, is filed herewith.
                     (12)   None
                     (13)   None
                     (14)   None
                     (15)   None
                     (16)   None
                     (17) Because the Funds are series without assets or an operating history, there are no financial data schedules for the Funds

                     Copies of powers of attorney of Registrant's trustees and officers whose names are signed to this Registration. Statement pursuant to said powers of attorneys are filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT As of the effective date of this Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES No longer required by new N-1A.

ITEM 27. INDEMNIFICATION

         Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in Article V, Sections 5.1 through 5.3 of the Declaration of Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under Section 5.1 of the Declaration of Trust shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act

         (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof:

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust:

                  (iii) in the event of a settlement of other disposition not involving a final adjudication as provided in paragraphs (b) (i) or (b)
         (ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

                  (A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                  (B) by written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of Section 5.3 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Section 5.3 of the Declaration of Trust, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in Section 5.3 of the Declaration of Trust, a "Disinterested Trustee" is one (i) who is not an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. See Item 24(b)(1) (Exhibit 1) above, whose terms and conditions as summarized herein are hereby incorporated by reference.

         Limitation of liability provisions for the Investment Advisor are set forth in paragraph 4 of the Investment Advisory Agreement. The Investment Advisor shall not be liable for any instructions, action or failure to act, or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on the recommendation of the Investment Advisor, whether or not such recommendation shall have been based upon its own investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith; but nothing herein contained shall be construed to protect the Manager against any liability to the Trust or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement. See item 24(b)(5) above (Exhibit 3), whose terms and conditions as summarized herein are hereby incorporated by reference.

         Registrant undertakes that it will comply with the indemnification provisions of its Declaration of Trust, Investment Advisory Agreement, and any other agreement to which the Registrant is a party containing indemnification provisions in accordance with the provisions of Investment Company Act of 1940 Release No. 11330, as modified from time to time.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         Banc One Investment Advisors Corporation (the "Advisor") performs investment advisory services for all of the Funds of the Group. As of June 30, 1998, the Advisor, an indirect wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company located in the state of, Delaware, managed over $59 billion in assets. BANK ONE CORPORATION has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANK ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

         To the knowledge of Registrant, none of the directors or officers of the Advisor, except as set forth herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of the Advisor who are engaged in any other business, profession, vocation or employment of a substantial nature.

                    BANC ONE INVESTMENT ADVISORS CORPORATION

POSITION WITH
BANC ONE INVESTMENT                        OTHER SUBSTANTIAL                         TYPE OF
ADVISORS CORPORATION                          OCCUPATION                            BUSINESS
--------------------                          ----------                            --------

David J. Kundert                       Chairman, Bank One Trust                     Investment
Chairman & CEO                         Company, NA, 100 East Broad Street,          Advisor
                                       Columbus, Ohio 43215

Frederick L. Cullen                    Chairman/CEO, Bank One                       Banking
Director                               NA; Chairman and ,
                                       Chief Operating Officer,
                                       Banc One Ohio Corporation
                                       100 East Broad Street, Columbus,
                                       Ohio 43215

Garrett Jamison                        President & Chief Executive                  Banking
Director                               Officer, Bank One Trust Company,
                                       NA, 100 East Broad Street, Columbus,
                                       Ohio 43215

Geoffrey von Kuhn                      Vice Chairman                                Investment
Director                               Banc One Capital Corporation                 Banking
                                       150 East Gay Street, Columbus,
                                       Ohio 43215

David R. Meuse                         Chairman/CEO Banc One                        Investment
Director                               Capital Holding Corporation                  Banking
                                       150 East Gay Street, Columbus,
                                       Ohio 43215

ITEM 29. PRINCIPAL UNDERWRITER

         Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

       Trust Agreements, Bylaws and Minute Books:
              Alan G. Priest
              Ropes & Gray
              One Franklin Square
              1301 K Street, N.W.
              Suite 800 East
              Washington, D.C. 20005-3333

       Records relating to investment advisory services:
              Banc One Investment Advisors Corporation
              1111 Polaris Parkway, Suite 100
              Columbus, OH 43271-0211

       All other Accounts and Records:
              Christopher A. Cray
              Nationwide  Advisory
              Services, Inc.
              Three Nationwide Plaza
              Columbus, OH 43215

ITEM 31.  MANAGEMENT SERVICES

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

         Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERETO DULY AUTHORIZED, IN THE CITY OF WASHINGTON, DISTRICT OF COLUMBIA ON THE 18TH DAY OF DECEMBER, 1998.



                                  THE ONE GROUP(R) INVESTMENT TRUST (Registrant)


                              By:  James F. Laird, Jr. *

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRATION STATEMENT OF THE ONE GROUP(R) INVESTMENT TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 18TH DAY OF DECEMBER, 1998.

        SIGNATURE                                 TITLE
        ---------                                 -----

/S/PETER C. MARSHALL*                             Trustee
   Peter C. Marshall

/S/CHARLES I. POST*                               Trustee
   Charles I. Post

/S/FREDERICK W. RUEBECK*                          Trustee
   Frederick W. Ruebeck

/S/ROBERT A. ODEN JR.*                            Trustee
   Robert A. Oden Jr.

/S/JOHN F. FINN*                                  Trustee
   John F. Finn

PRINCIPAL ACCOUNTING AND FINANCIAL OFFICER


/S/CHRISTOPHER A. CRAY*                           Vice President
   Christopher A. Cray                            and Assistant Treasurer


*By ALAN PRIEST

Alan Priest
Attorney-in-fact

PRINCIPAL EXECUTIVE OFFICER

JAMES F. LAIRD, JR.*                              President
James F. Laird, Jr.

                                POWER OF ATTORNEY
                                -----------------


         Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998


                                                /s/ Frederick W. Ruebeck
                                                ------------------------
                                                Frederick W. Ruebeck

                                POWER OF ATTORNEY
                                -----------------


         John F. Finn, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 27, 1998


                                                /s/ John F. Finn
                                                ----------------
                                                John F. Finn

                                POWER OF ATTORNEY
                                -----------------


         Charles I. Post, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998


                                                /s/ Charles I. Post
                                                -------------------
                                                Charles I. Post

                                POWER OF ATTORNEY
                                -----------------


         Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998


                                                /s/ Peter C. Marshall
                                                ---------------------
                                                Peter C. Marshall

                                POWER OF ATTORNEY
                                -----------------


         Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998



                                                /s/ Robert A. Oden, Jr.
                                                -----------------------
                                                Robert A. Oden, Jr.

                                POWER OF ATTORNEY
                                -----------------


         Christopher A. Cray, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  February 12, 1998




                                                /s/ Christopher A. Cray
                                                -----------------------
                                                Christopher A. Cray

EXHIBIT INDEX                           DESCRIPTION
-------------                           -----------

(11)(a)                                 Consent of Ropes & Gray
(11)(b)                                 Consent of PricewaterhouseCoopers LLP, Independent
                                        Accountants